Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Deferred tax assets:
Tax loss	$ 1,909,571	$ 243,261	$ 2,456,246	$ 316,213	$ 4,351,234
Allowance for expected credit losses	62,104	7,911	440,251	56,677	233,445
Total deferred tax assets	1,971,675	251,172	2,896,497	372,890	4,584,679
Valuation allowance	(1,909,571)	(243,261)	(2,689,691)	(346,266)	(4,584,679)
Deferred tax assets, net of valuation allowance	62,104	7,911	206,806	26,624
Deferred tax liabilities:
Depreciation	(1,836,297)	(233,926)	(920,142)	$ (118,457)
Total deferred tax liabilities	$ (1,836,297)	$ (233,926)	$ (920,142)